Investment Property, Net - Summary of Investment Property (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Investment property	₩ 994,781	₩ 878,227	₩ 928,615
Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	279,397	278,465	278,585
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	559,584	598,159	571,335
Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	1,199	1,178	₩ 1,408
Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Investment property	154,601	425
Gross amount [member]
Disclosure of detailed information about investment property [line items]
Investment property	1,222,107	1,077,888
Gross amount [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	296,115	295,183
Gross amount [member] | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	746,698	778,816
Gross amount [member] | Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	4,268	3,455
Gross amount [member] | Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Investment property	175,026	434
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about investment property [line items]
Investment property	(227,326)	(199,661)
Accumulated depreciation, amortization and impairment [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	(16,718)	(16,718)
Accumulated depreciation, amortization and impairment [member] | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	(187,114)	(180,657)
Accumulated depreciation, amortization and impairment [member] | Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	(3,069)	(2,277)
Accumulated depreciation, amortization and impairment [member] | Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Investment property	₩ (20,425)	₩ (9)